Annual Total Returns - StrategicAdvisersAlternativesFund-PRO - StrategicAdvisersAlternativesFund-PRO - Strategic Advisers Alternatives Fund	Jul. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jul. 12, 2022
Strategic Advisers Alternatives Fund
Bar Chart Table:
Annual Return 2023	2.22%